INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

NOTE 12 - INCOME TAXES

The Company and the Bank file consolidated federal income tax returns and Illinois state income tax returns.  The Company and the Bank are no longer subject to examination by federal and state taxing authorities for years prior to 2010.

Allocation of federal and state income taxes between current and deferred portions is as follows:

	Year Ended
	December 31,
	2013	2012
Federal:
Current	$1,353,596	$1,366,578
Deferred	(432,303)	125,033
	921,293	1,491,611

State:
Current	405,650	484,310
Deferred	59,065	69,113
	464,715	553,423

	$1,386,008	$2,045,034

The Company’s income tax expense differed from the maximum statutory federal rate of 35% as follows:

	Year Ended
	December 31,
	2013	2012
Expected income taxes	$1,659,724	$2,138,337
Income tax effect of:
State taxes, net of federal income tax benefit	251,528	332,911
Tax exempt interest, net	(419,935)	(333,886)
Income taxed at lower rates	(47,421)	(61,095)
Other	(57,888)	(31,233)

	$1,386,008	$2,045,034

The tax effects of principal temporary differences are shown in the following table:

	December 31,
	2013	2012
Deferred tax assets:
Allowance for loan losses	$2,225,086	$2,393,884
Deferred compensation	216,455	176,433
Accrued expenses	3,980	—
Purchase accounting adjustments for:
Loans	37,179	49,988
Securities	136,811	162,889
Unrealized loss on securities available for sale	994,004	—
OREO writedowns and expenses	557,506	316,132
Other	366,107	56,188
	4,537,128	3,155,514

Deferred tax liabilities:
Federal Home Loan Bank stock	(300,687)	(304,238)
Core deposit intangible	(107,858)	(215,445)
Mortgage servicing rights	(365,462)	(326,905)
Unrealized gain on securities available for sale	—	(702,588)
Purchase accounting adjustments for:
Premises and equipment	(291,512)	(301,426)
Federal Home Loan Bank advances	(7,958)	(13,390)
Premises and equipment	(210,278)	(107,979)
	(1,283,755)	(1,971,971)

Net deferred taxes	$3,253,373	$1,183,543

Retained earnings at December 31, 2013 and 2012 include approximately $3,044,000 of the tax bad debt reserve which accumulated prior to 1988, for which no deferred income tax liability has been recognized. This amount represents an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate. The unrecorded deferred income tax liability on the above amount was approximately $1,157,000 at December 31, 2013 and 2012.  Management has determined that the probability of recapturing the reserve is not sufficient to record a liability.